Hotchkis & Wiley High Yield Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 87.8%	Par	Value
Advertising - 0.7%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$6,241,000	$5,949,723

Aerospace & Defense - 2.3%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	3,570,000	3,515,604
F-Brasile SpA / F-Brasile US LLC, 7.38%, 08/15/2026 (a)	4,562,000	4,566,197
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (a)	4,458,000	4,926,508
TransDigm, Inc., 7.13%, 12/01/2031 (a)	7,273,000	7,491,830
		20,500,139

Auto Parts & Equipment - 3.0%
Adient Global Holdings Ltd., 8.25%, 04/15/2031 (a)	4,306,000	4,177,323
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	4,822,000	4,601,102
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	4,615,000	4,754,825
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031	3,393,000	3,073,370
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025 (a)	1,596,000	1,405,861
Phinia, Inc., 6.63%, 10/15/2032 (a)	4,308,000	4,231,303
ZF North America Capital, Inc., 6.88%, 04/23/2032 (a)	4,565,000	4,240,697
		26,484,481

Banking - 1.2%
ING Groep NV, 6.50% to 04/16/2025 then 5 yr. Swap Rate USD + 4.45%, Perpetual (g)	2,371,000	2,371,050
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029 (g)	2,226,000	2,289,746
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031 (g)	3,400,000	3,309,504
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030 (g)	2,676,000	2,671,346
		10,641,646

Brokerage - 0.6%
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	5,165,000	5,396,027

Building & Construction - 2.5%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	4,382,000	4,441,354
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030 (a)	4,282,000	3,749,483
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	5,476,000	4,965,972
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	4,546,000	4,492,037
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (a)	5,173,000	4,914,017
		22,562,863

Building Materials - 2.8%
Arcosa, Inc., 6.88%, 08/15/2032 (a)	4,220,000	4,281,819
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	6,181,000	5,827,128
Knife River Corp., 7.75%, 05/01/2031 (a)	4,027,000	4,196,170
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	4,417,000	4,400,922
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	6,348,000	6,353,447
		25,059,486

Cable & Satellite TV - 6.3%
Block Communications, Inc., 4.88%, 03/01/2028 (a)	5,858,000	5,545,050
Cable One, Inc., 4.00%, 11/15/2030 (a)	5,983,000	4,752,789
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)	9,877,000	9,565,469
4.75%, 02/01/2032 (a)	14,055,000	12,496,157
CSC Holdings LLC
11.75%, 01/31/2029 (a)	2,414,000	2,342,709
5.75%, 01/15/2030 (a)	11,102,000	5,898,770
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	2,606,000	2,527,770
DISH Network Corp., 11.75%, 11/15/2027 (a)	2,145,000	2,260,190
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028 (a)	4,800,000	4,668,000
Ziggo BV, 4.88%, 01/15/2030 (a)	5,928,000	5,438,185
		55,495,089

Chemicals - 5.6%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031 (a)	2,752,000	2,841,668
Celanese US Holdings LLC, 6.75%, 04/15/2033	4,451,000	4,325,045
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (a)	2,991,000	2,976,310
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	4,574,000	3,947,958
NOVA Chemicals Corp.
9.00%, 02/15/2030 (a)	2,211,000	2,382,099
7.00%, 12/01/2031 (a)	4,647,000	4,848,615
Olin Corp., 6.63%, 04/01/2033 (a)	4,714,000	4,586,071
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	3,538,000	3,762,826
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	3,326,000	3,166,544
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026 (a)	4,392,000	4,324,497
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC, 5.13% Cash and 2.50% PIK to 02/15/2028 then 7.63% Cash, 05/03/2029 (a)(l)	6,903,700	4,798,071
WR Grace Holdings LLC
5.63%, 08/15/2029 (a)	6,470,000	5,577,345
7.38%, 03/01/2031 (a)	1,995,000	1,995,406
		49,532,455

Consumer/Commercial/Lease Financing - 2.5%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031 (a)	5,798,000	6,115,887
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	4,419,000	4,361,553
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (a)	2,500,000	2,607,623
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 (a)	4,652,000	4,836,408
PennyMac Financial Services, Inc., 6.88%, 02/15/2033 (a)	4,441,000	4,418,795
		22,340,266

Consumer-Products - 0.7%
Acushnet Co., 7.38%, 10/15/2028 (a)	2,194,000	2,272,992
Winnebago Industries, Inc., 6.25%, 07/15/2028 (a)	4,328,000	4,283,990
		6,556,982

Diversified Capital Goods - 2.4%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	7,346,000	7,358,438
Matthews International Corp., 8.63%, 10/01/2027 (a)	4,623,000	4,805,419
Patrick Industries, Inc., 6.38%, 11/01/2032 (a)	4,916,000	4,770,929
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	4,258,000	4,176,446
		21,111,232

Electric-Generation - 1.6%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)	4,584,000	4,590,508
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	4,481,000	4,415,083
Vistra Operations Co. LLC, 6.88%, 04/15/2032 (a)	5,295,000	5,401,381
		14,406,972

Electronics - 1.0%
Coherent Corp., 5.00%, 12/15/2029 (a)	4,415,000	4,215,571
Sensata Technologies, Inc., 6.63%, 07/15/2032 (a)	4,531,000	4,491,435
		8,707,006

Energy - Exploration & Production - 3.9%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	3,718,000	3,784,128
Chord Energy Corp., 6.75%, 03/15/2033 (a)	4,457,000	4,437,690
Civitas Resources, Inc., 8.75%, 07/01/2031 (a)	3,160,000	3,249,094
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031 (a)	4,713,000	4,408,988
Kosmos Energy Ltd., 7.50%, 03/01/2028 (a)	2,280,000	2,152,576
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029 (a)	2,247,000	2,196,072
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (a)	4,647,000	4,641,682
Matador Resources Co., 6.50%, 04/15/2032 (a)	2,724,000	2,701,793
Murphy Oil Corp., 6.00%, 10/01/2032	4,441,000	4,276,480
Talos Production, Inc., 9.38%, 02/01/2031 (a)	2,566,000	2,613,268
		34,461,771

Environmental - 0.5%
Waste Pro USA, Inc., 7.00%, 02/01/2033 (a)	4,261,000	4,286,029

Food - Wholesale - 0.8%
Central Garden & Pet Co., 4.13%, 04/30/2031 (a)	3,863,000	3,461,230
US Foods, Inc., 7.25%, 01/15/2032 (a)	3,267,000	3,400,115
		6,861,345

Forestry/Paper - 1.2%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/2028 (a)	4,780,000	4,519,098
Mercer International, Inc.
12.88%, 10/01/2028 (a)	1,108,000	1,173,759
5.13%, 02/01/2029	5,791,000	4,970,644
		10,663,501

Gaming - 3.8%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (a)	4,007,000	4,141,277
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)	4,191,000	3,868,611
Everi Holdings, Inc., 5.00%, 07/15/2029 (a)	6,570,000	6,582,733
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (a)	4,908,000	4,721,400
MGM Resorts International, 6.50%, 04/15/2032	4,771,000	4,683,093
Penn Entertainment, Inc., 5.63%, 01/15/2027 (a)	4,950,000	4,912,361
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	5,120,000	4,833,909
		33,743,384

Gas Distribution - 3.5%
Buckeye Partners LP, 6.75%, 02/01/2030 (a)	4,359,000	4,418,350
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033 (a)	4,420,000	4,660,377
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	4,356,000	4,393,579
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	4,945,000	4,997,556
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,538,000	2,343,910
Rockies Express Pipeline LLC, 6.75%, 03/15/2033 (a)	4,446,000	4,526,011
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	5,350,000	5,685,500
		31,025,283

Health Facilities - 1.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	4,456,000	4,457,180
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030 (a)	5,987,000	4,946,635
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (a)	4,250,000	4,329,715
		13,733,530

Health Services - 0.7%
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	4,176,000	3,802,548
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (a)	2,255,000	2,295,322
		6,097,870

Hotels - 1.4%
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029 (a)	4,638,000	4,258,539
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029 (a)	4,720,000	4,409,065
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (a)	3,473,000	3,436,557
		12,104,161

Insurance Brokerage - 2.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	4,670,000	4,688,017
AmWINS Group, Inc., 4.88%, 06/30/2029 (a)	5,072,000	4,785,574
AssuredPartners, Inc., 7.50%, 02/15/2032 (a)	4,826,000	5,155,426
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032 (a)	2,873,000	2,906,062
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	2,616,000	2,586,055
USI, Inc., 7.50%, 01/15/2032 (a)	4,595,000	4,693,457
		24,814,591

Investments & Miscellaneous Financial Services - 0.6%
Armor Holdco, Inc., 8.50%, 11/15/2029 (a)	3,962,000	3,851,819
WEX, Inc., 6.50%, 03/15/2033 (a)	1,481,000	1,465,932
		5,317,751

Machinery - 2.0%
Chart Industries, Inc., 7.50%, 01/01/2030 (a)	4,198,000	4,359,186
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (a)	4,167,000	4,287,543
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	4,885,000	4,515,453
Titan International, Inc., 7.00%, 04/30/2028	4,670,000	4,624,969
		17,787,151

Media - Broadcast - 0.9%
CMG Media Corp., 8.88%, 12/15/2027 (a)	1,165,000	1,029,569
Gray Media, Inc.
10.50%, 07/15/2029 (a)	2,263,000	2,359,811
5.38%, 11/15/2031 (a)	6,976,000	4,363,703
		7,753,083

Media - Services - 0.3%
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	2,592,000	2,322,756

Medical Products - 2.3%
Grifols SA, 4.75%, 10/15/2028 (a)	5,356,000	4,952,361
Insulet Corp., 6.50%, 04/01/2033 (a)	4,352,000	4,426,655
Medline Borrower LP, 5.25%, 10/01/2029 (a)	3,471,000	3,333,074
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	2,934,000	2,975,014
Varex Imaging Corp., 7.88%, 10/15/2027 (a)	4,928,000	5,008,248
		20,695,352

Metals/Mining Excluding Steel - 1.0%
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (a)	4,925,000	4,363,481
Novelis, Inc., 6.88%, 01/30/2030 (a)	4,342,000	4,406,954
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (a)	131,000	131,000
		8,901,435

Oil Field Equipment & Services - 3.0%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028 (a)	4,271,756	4,071,647
Enerflex Ltd., 9.00%, 10/15/2027 (a)	3,286,000	3,374,203
Noble Finance II LLC, 8.00%, 04/15/2030 (a)	4,895,000	4,895,255
Transocean Poseidon Ltd., 6.88%, 02/01/2027 (a)	2,052,225	2,041,162
Transocean, Inc., 8.75%, 02/15/2030 (a)	2,292,800	2,382,722
Valaris Ltd., 8.38%, 04/30/2030 (a)	4,756,000	4,765,098
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	4,633,000	4,707,457
		26,237,544

Oil Refining & Marketing - 1.2%
Parkland Corp., 6.63%, 08/15/2032 (a)	4,263,000	4,264,183
PBF Holding Co. LLC / PBF Finance Corp.
9.88%, 03/15/2030 (a)	2,275,000	2,153,540
7.88%, 09/15/2030 (a)	4,552,000	3,992,054
		10,409,777

Packaging - 1.5%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	4,436,000	4,470,280
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (a)	3,884,000	4,025,381
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	4,610,000	4,886,946
		13,382,607

Personal & Household Products - 1.6%
Edgewell Personal Care Co., 5.50%, 06/01/2028 (a)	4,620,000	4,529,185
Energizer Holdings, Inc., 4.38%, 03/31/2029 (a)	5,511,000	5,137,490
Scotts Miracle-Gro Co., 4.38%, 02/01/2032	4,927,000	4,335,430
		14,002,105

Pharmaceuticals - 2.0%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)	2,234,000	2,222,724
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	4,056,000	4,213,170
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (a)	2,901,000	2,943,427
11.00%, 09/30/2028 (a)	1,770,000	1,687,031
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031 (a)	5,534,000	4,829,382
7.88%, 05/15/2034 (a)	1,779,000	1,729,060
		17,624,794

Printing & Publishing - 0.4%
Cimpress PLC, 7.38%, 09/15/2032 (a)	4,321,000	3,976,045

Real Estate Development & Management - 0.9%
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031 (a)	5,114,000	5,434,489
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/2028 (a)(b)	2,841,070	2,896,614
		8,331,103

Recreation & Travel - 2.0%
Boyne USA, Inc., 4.75%, 05/15/2029 (a)	4,869,000	4,588,020
Carnival Corp., 6.13%, 02/15/2033 (a)	13,234,000	13,051,234
		17,639,254

Reinsurance - 0.1%
Enstar Group Ltd., 7.50% to 04/01/2035 then 5 yr. CMT Rate + 3.19%, 04/01/2045 (a)(g)	875,000	888,097

REITs - 0.8%
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	2,666,000	2,653,434
Service Properties Trust, 8.63%, 11/15/2031 (a)	4,068,000	4,294,320
		6,947,754

Restaurants - 1.0%
Papa John's International, Inc., 3.88%, 09/15/2029 (a)	4,677,000	4,405,564
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)	3,909,000	4,157,733
		8,563,297

Software/Services - 3.6%
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	3,741,000	3,896,947
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	6,821,000	5,993,451
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	5,145,000	5,057,922
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)	4,266,000	4,305,870
UKG, Inc., 6.88%, 02/01/2031 (a)	4,389,000	4,455,599
Virtusa Corp., 7.13%, 12/15/2028 (a)	3,418,000	3,217,758
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)	5,245,000	4,981,319
		31,908,866

Specialty Retail - 4.1%
Academy Ltd., 6.00%, 11/15/2027 (a)	4,538,000	4,536,735
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (a)	2,268,000	2,340,925
Kontoor Brands, Inc., 4.13%, 11/15/2029 (a)	5,109,000	4,699,952
LCM Investments Holdings II LLC, 8.25%, 08/01/2031 (a)	4,556,000	4,733,484
Lithia Motors, Inc., 4.38%, 01/15/2031 (a)	5,010,000	4,542,957
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028 (a)	4,581,000	4,291,375
Sonic Automotive, Inc., 4.88%, 11/15/2031 (a)	4,811,000	4,323,428
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	3,031,000	2,869,878
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	4,150,000	4,250,751
		36,589,485

Steel Producers/Products - 1.0%
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	4,233,000	4,463,392
Carpenter Technology Corp., 7.63%, 03/15/2030	4,043,000	4,167,786
		8,631,178

Support-Services - 1.9%
Dun & Bradstreet Corp., 5.00%, 12/15/2029 (a)	4,705,000	4,716,139
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	4,725,000	4,876,295
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/2029 (a)	2,516,000	2,221,501
ZipRecruiter, Inc., 5.00%, 01/15/2030 (a)	5,791,000	5,098,765
		16,912,700

Technology Hardware & Equipment - 0.9%
Seagate HDD Cayman, 8.50%, 07/15/2031	3,894,000	4,139,872
Xerox Holdings Corp., 8.88%, 11/30/2029 (a)	5,375,000	3,614,860
		7,754,732

Telecom - Satellite - 0.4%
Telesat Canada / Telesat LLC, 5.63%, 12/06/2026 (a)	5,575,000	3,342,106

Telecom - Wireline Integrated & Services - 0.4%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 (a)	3,700,000	3,944,625

Tobacco - 0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032 (a)	4,373,000	4,566,125
TOTAL CORPORATE BONDS (Cost $798,505,535)		776,965,554

BANK LOANS - 6.3%	Par	Value
Advertising - 0.4%
AP Core Holdings II LLC, 9.94% (1 mo. Term SOFR + 5.50%), 09/01/2027 (Acquired 07/21/2021 - 02/10/2023, Cost $3,582,193) (c)(g)	3,614,522	3,296,950

Auto Parts & Equipment - 0.4%
Belron Finance 2019 LLC First Lien, 7.05% (3 mo. Term SOFR + 2.75%), 10/16/2031 (Acquired 10/02/2024, Cost $3,330,872) (c)(g)	3,339,220	3,337,667

Building Materials - 0.8%
Covia Holdings LLC First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 02/26/2032 (Acquired 02/13/2025 - 03/03/2025, Cost $4,415,785) (c)(d)(g)	4,414,000	4,407,114
Foundation Building Materials, Inc. First Lien, 8.55% (3 mo. Term SOFR + 4.00%), 01/29/2031 (Acquired 01/25/2024 - 08/16/2024, Cost $3,250,344) (c)(g)	3,276,096	2,998,316
		7,405,430

Cable & Satellite TV - 0.0%(e)
Directv Financing LLC First Lien, 9.55% (3 mo. Term SOFR + 5.00%), 08/02/2027 (Acquired 08/17/2022, Cost $298,143) (c)(g)	301,834	302,631

Chemicals - 0.6%
Fortis 333, Inc., 7.82% (1 mo. Term SOFR + 3.50%), 02/06/2032 (Acquired 02/06/2025 - 02/11/2025, Cost $4,513,997) (c)(d)(g)	4,495,000	4,472,525
Mativ Holdings, Inc., 8.19% (1 mo. Term SOFR + 3.75%), 04/20/2028 (Acquired 02/23/2021, Cost $1,166,473) (c)(g)	1,178,256	1,172,365
		5,644,890

Environmental - 0.5%
GFL ES US LLC First Lien, 6.82% (1 mo. Term SOFR + 2.50%), 03/03/2032 (Acquired 02/04/2025 - 02/12/2025, Cost $4,435,432) (c)(g)	4,431,000	4,397,767

Gas Distribution - 0.5%
EPIC Crude Services LP First Lien, 7.30% (3 mo. Term SOFR + 3.00%), 10/15/2031 (Acquired 10/09/2024 - 10/11/2024, Cost $4,634,922) (c)(g)	4,626,000	4,630,117

Machinery - 0.5%
TK Elevator US Newco, Inc., 7.32% (1 mo. Term SOFR + 3.00%), 04/30/2030 (Acquired 03/04/2025 - 03/10/2025, Cost $4,438,724) (c)(d)(g)	4,438,000	4,431,631

Metals/Mining Excluding Steel - 0.4%
Arsenal AIC Parent LLC First Lien, 7.07% (1 mo. Term SOFR + 2.75%), 08/18/2030 (Acquired 07/27/2023 - 02/21/2024, Cost $3,091,349) (c)(g)	3,086,980	3,070,001

Oil Field Equipment & Services - 0.1%
Iracore International, Inc., 13.45% (3 mo. Term SOFR + 9.00%), 04/12/2026 (Acquired 04/13/2017, Cost $1,162,631) (c)(f)(g)	1,162,631	1,162,631

Oil Refining & Marketing - 0.5%
Par Petroleum LLC First Lien, 8.04% (3 mo. Term SOFR + 3.75%), 02/28/2030 (Acquired 02/14/2023, Cost $4,098,560) (c)(g)	4,146,179	4,081,395

Personal & Household Products - 0.5%
Journey Personal Care Corp., 8.05% (1 mo. Term SOFR + 3.75%), 03/01/2028 (Acquired 02/19/2021, Cost $4,357,206) (c)(g)	4,379,101	4,346,258

Restaurants - 0.5%
Dave & Buster's, Inc. First Lien, 7.56% (1 mo. Term SOFR + 3.25%), 06/29/2029 (Acquired 08/02/2022 - 09/27/2024, Cost $4,548,269) (c)(g)	4,587,306	4,119,974

Specialty Retail - 0.2%
Upbound Group, Inc. First Lien, 7.04% (1 mo. Term SOFR + 3.25%), 02/17/2028 (Acquired 02/14/2023, Cost $2,130,519) (c)(g)	2,154,410	2,152,051

Support-Services - 0.4%
Summer BC Holdco B SARL, 9.56% (3 mo. Term SOFR + 5.00%), 02/15/2029 (Acquired 02/07/2025 - 02/11/2025, Cost $3,847,578) (c)(d)(g)	3,854,000	3,853,403
TOTAL BANK LOANS (Cost $57,302,997)		56,232,796

CONVERTIBLE BONDS - 1.1%	Par	Value
Specialty Retail - 1.1%
Authentic Brands Group LLC, 5.00%, 09/01/2029 (Acquired 7/11/2013 - 01/01/2025, Cost $29,571,229) (c)(f)	9,839,748	9,839,748
TOTAL CONVERTIBLE BONDS (Cost $29,571,229)		9,839,748

COMMON STOCKS - 0.8%	Shares	Value
Advertising - 0.2%
National CineMedia, Inc.	207,497	1,211,782
National CineMedia, Inc. (Acquired 8/17/2023, Cost $0) (c)(f)(h)	6,230,000	0
		1,211,782

Metals/Mining Excluding Steel - 0.0%(e)
Metals Recovery Holdings LLC (Acquired 07/19/2012 - 12/10/2019, Cost $27,352,487) (c)(f)(h)(i)	116,127	69,676

Oil Field Equipment & Services - 0.6%
Iracore Investments Holdings, Inc. (Acquired 04/13/2017, Cost $4,753,500) (c)(f)(i)	22,361	5,480,458

Oil Refining & Marketing - 0.0%(e)
PetroQuest Energy, Inc. (Acquired 02/14/2019 - 04/06/2023, Cost $23,022,610) (c)(f)(h)(i)	89,691	0
TOTAL COMMON STOCKS (Cost $57,063,752)		6,761,916

CONVERTIBLE PREFERRED STOCKS - 0.4%	Shares	Value
Aerospace & Defense - 0.4%
Boeing Co., 6.00%, 10/15/2027	55,151	3,299,684
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,798,769)		3,299,684

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.3%	Shares	Value
Hotels - 0.3%
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual	130,453	2,284,232
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,637,961)		2,284,232

SHORT-TERM INVESTMENTS - 4.2%		Value
Money Market Funds - 1.9%	Shares
JPMorgan US Government Money Market Fund - Class IM, 4.31% (j)	16,741,396	16,741,396

Time Deposits - 2.3%	Par
Citigroup, Inc., 3.68%, 04/01/2025 (k)	24,053	24,053
JPMorgan Chase and Company, 3.68%, 04/01/2025 (k)	20,363,469	20,363,469
		20,387,522
TOTAL SHORT-TERM INVESTMENTS (Cost $37,128,918)		37,128,918

TOTAL INVESTMENTS - 100.9% (Cost $985,009,161)		892,512,848
Liabilities in Excess of Other Assets - (0.9)%		(7,530,200)
TOTAL NET ASSETS - 100.0%		$884,982,648
		–
Percentages are stated as a percent of net assets. Par amount is in USD unless otherwise indicated.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $718,732,538 or 81.2% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of March 31, 2025, the value of these securities total $71,622,678 or 8.1% of the Fund’s net assets.

(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $16,552,513 or 1.9% of net assets as of March 31, 2025.

(g)	The coupon rate shown on variable rate securities represents the rate at March 31, 2025.
(h)	Non-income producing security.
(i)
Affiliated security as defined by the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2025, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2024	Purchases	Sales	Gains (Losses)	Depreciation	March 31, 2025	Dividends	March 31, 2025
Iracore Investments Holdings, Inc.	$7,573,224	$-	$-	$-	$(2,092,766)	$5,480,458	$-	$22,361
Metals Recovery Holdings LLC	69,676	-	-	-	-	69,676	-	116,127
PetroQuest Energy, Inc.	0	-	-	-	-	-	-	89,691
	$7,642,900	$-	$-	$-	$(2,092,766)	$5,550,134	$-

(j)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(k)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(l)	Payment in-kind (PIK) security.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley High Yield Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$776,965,554	$–	$776,965,554
Bank Loans	–	55,070,165	1,162,631	56,232,796
Convertible Bonds	–	–	9,839,748	9,839,748
Common Stocks	1,211,782	–	5,550,134	6,761,916
Convertible Preferred Stocks	3,299,684	–	–	3,299,684
Real Estate Investment Trusts - Preferred	2,284,232	–	–	2,284,232
Money Market Funds	16,741,396	–	–	16,741,396
Time Deposits	–	20,387,522	–	20,387,522
Total Investments	$23,537,094	$852,423,241	$16,552,513	$892,512,848

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2025:

	Fair Value at March 31, 2025	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Bank Loans	$1,162,631	Market comparable securities	N/A	$100.00	Increase

Convertible Bonds	9,839,748	Estimated recovery value	Probability of asset recovery	$100.00	Increase

Common Stocks	69,676	Estimated recovery value	Probability of asset recovery	$0.00 - $0.60 ($0.60)	Increase
	5,480,458	Market comparable companies	EBIT multiple	11.2x	Increase
Total Common Stocks	5,550,134
	$16,552,513

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Convertible Bonds	Common Stocks	Total
Balance at June 30, 2024	$1,826,992	$9,480,821	$7,642,900	$18,950,713
Purchases	-	358,927	-	358,927
Sales	(664,361)	-	-	(664,361)
Accrued discounts (premiums)	-	-	-	-
Realized gains (losses)	-	-	-	-
Change in unrealized appreciation/depreciation	-	-	(2,092,766)	(2,092,766)
Transfers into Level 3	-	-	-	-
Balance at March 31, 2025	$1,162,631	$9,839,748	$5,550,134	$16,552,513

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2025	$-	$-	$(2,092,766)	$(2,092,766)